SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 1,542	$ 1,875	$ 1,102
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	475	469	421
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	454	788	344
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 613	$ 618	$ 337